Share Capital	12 Months Ended
Aug. 31, 2019
Share Capital [Abstract]
Share Capital

17. SHARE CAPITAL

Authorized

The Company is authorized to issue a limited number of Class A voting participating shares (“Class A Shares”) of no par value, as described below, and an unlimited number of Class B non-voting participating shares (“Class B Non-Voting Shares”) of no par value, Class 1 preferred shares, Class 2 preferred shares, Class A preferred shares and Class B preferred shares.

The authorized number of Class A Shares is limited, subject to certain exceptions, to the lesser of that number of shares (i) currently issued and outstanding and (ii) that may be outstanding after any conversion of Class A Shares into Class B Non-Voting Shares.

Issued and outstanding

2019	2018		2019	2018
Number of securities			$	$
22,372,064	22,420,064	Class A Shares	2	2
494,389,771	484,194,344	Class B Non-Voting Shares	4,310	4,054
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
528,761,835	518,614,408		4,605	4,349

Class A Shares and Class B Non-Voting Shares

Class A Shares are convertible at any time into an equivalent number of Class B Non-Voting Shares. In the event that a take-over bid is made for Class A Shares, in certain circumstances, the Class B Non-Voting Shares are convertible into an equivalent number of Class A Shares.

Changes in Class A Share capital and Class B Non-Voting Share capital in 2019 and 2018 are as follows:

	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2017	22,420,064	2	474,350,861	3,795
Stock option exercises	-	-	1,854,594	48
Dividend reinvestment plan	-	-	7,988,889	211
August 31, 2018	22,420,064	2	484,194,344	4,054
Stock option exercises	-	-	1,658,465	39
Dividend reinvestment plan	-	-	8,488,962	217
Class A conversion to Class B	(48,000)	-	48,000	-
August 31, 2019	22,372,064	2	494,389,771	4,310

Series A and B Preferred Shares

The Cumulative Redeemable Rate Reset Preferred Shares, Series A (“Series A Preferred Shares”) and Series B (“Series B Preferred Shares”) represent series of class 2 preferred shares and are classified as equity since redemption, at $25.00 per Series A Preferred Share and Series B Preferred Share, is at the Company’s option and payment of dividends is at the Company’s discretion.

Share transfer restriction

The Articles of the Company empower the directors to refuse to issue or transfer any share of the Company that would jeopardize or adversely affect the right of Shaw Communications Inc. or any subsidiary to obtain, maintain, amend or renew a licence to operate a broadcasting undertaking pursuant to the Broadcasting Act (Canada).

Normal Course Issuer Bid program

Subsequent to year-end, on October 29, 2019, the Company announced that it had received approval from the Toronto Stock Exchange (“TSX”) to establish a normal course issuer bid (“NCIB”) program. The program commenced on November 1, 2019 and will remain in effect until October 31, 2020. As approved by the TSX, the Company has the ability to purchase for cancellation up to 24,758,127 Class B Shares representing 5% of all of the issued and outstanding Class B Shares as at October 18, 2019. As of November 15, 2019, the Company has purchased 483,428 Class B Non-Voting Shares for cancellation for a total cost of approximately $13 million under the NCIB.